DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DEFERRED INCOME TAX ASSETS/LIABILITIES
Deferred tax assets	$ 78.0	$ 66.0
Non-recoverable Tax carryforward amount	0.4
Tax carryforward amount	9,554.0
Tax Year 2015
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	8.0
Tax Year 2016
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	1.0
Tax Year 2017
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	1.0
Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Deferred tax assets	2,866.0
Telecom Argentina | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	9,540.0
Inter Radios | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 4.0